STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Equity
Balance at Dec. 31, 2009	$ 51,000	$ 10,528	$ (273,494)	$ (211,966)
Balance - shares at Dec. 31, 2009	510,000,000			510,000,000
Contributed services of shareholder		28,959		28,959
Net loss			(157,948)	(157,948)
Balance at Dec. 31, 2010	51,000	39,487	(431,442)	(340,955)
Balance - shares at Dec. 31, 2010	510,000,000
Issuance of common stock for subscriptions payable	1,653	31,397		33,050
Issuance of common stock for subscriptions payable - shares	16,525,000
Contributed services of shareholder		26,313		26,313
Net loss			(223,678)	(223,678)
Balance at Dec. 31, 2011	52,653	97,197	(655,120)	(505,270)
Balance - shares at Dec. 31, 2011	526,525,000
Contributed services of shareholder		6,943		6,943
Net loss			(42,008)	(42,008)
Balance at Mar. 31, 2012	$ 52,653	$ 104,140	$ (697,128)	$ (540,335)
Balance - shares at Mar. 31, 2012	526,525,000